Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 530,348	$ 523,404	$ 556,146
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	70,984	72,768	75,926
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	53,476	40,344	59,390
Japan
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	21,171	18,797	17,070
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	135,845	176,813	183,249
China
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	142,948	126,048	151,112
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
NET SALES	$ 105,924	$ 88,634	$ 69,399